Property and equipment - Narratives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	$ 711	$ 178
Impairment loss	34,265	$ 48,681
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 126